Summary of Segment Information (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Unrealized gain (loss) on financial instruments, net	$ 85	$ 1,406	$ 122	$ 4,598
Debt termination expense		2,945		3,212
Container Ownership
Segment Reporting Information [Line Items]
Unrealized gain (loss) on financial instruments, net		1,406		4,598
Debt termination expense		$ 2,945		$ 3,212